STOCKHOLDERS EQUITY - Preferred Stock Shares (Details) - $ / shares	Sep. 30, 2022	Dec. 31, 2021
STOCKHOLDER'S EQUITY
Preferred shares authorized	1,000,000	1,000,000
Preferred shares, par value (per share)	$ 0.0001	$ 0.0001
Preferred shares issued	0	0
Preferred shares outstanding	0	0